CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Total revenues	$ 2,712,350	$ 3,075,973	$ 11,094,170	$ 10,212,377
COST OF SALES:
Total costs of sales	2,161,654	2,306,488	7,193,493	5,912,001
Gross profit (loss)	550,696	769,485	3,900,677	4,300,376
OPERATING EXPENSES:
Sales and marketing	4,257	25,900	178,539	55,882
Professional	410,021	343,967	2,077,770	1,888,047
Payroll and related	660,667	662,002	2,502,461	1,513,050
General and administrative	670,209	251,372	1,857,608	1,542,886
Research and development			1,000,000	0
Impairment of goodwill and intangible assets			2,702,996	949,872
Depreciation	155,361	257,403	1,054,702	591,069
Amortization	184,655	182,735	730,940	868,622
Total operating expenses	2,085,170	1,723,379	12,105,016	7,409,428
Loss from operations	(1,534,474)	(953,894)	(8,204,339)	(3,109,052)
OTHER INCOME (EXPENSE)
Derivative gain (expense)	185,275	(3,896,672)	1,140,323	(7,476,908)
Gain on debt extinguishment	(82,793)	(101,562)	1,252,131	0
Gain (loss) on debt conversions	0	(568,875)	(775,650)	138,815
Interest expense	(390,879)	(546,757)	(1,531,733)	(3,581,020)
Total other income (expenses)	(205,604)	(5,012,304)	85,071	(10,919,113)
Net loss before income taxes	(1,740,078)	(5,966,198)	(8,119,268)	(14,028,165)
Income taxes	0	0	0	0
Net income (loss) before non-controlling interests	(1,740,078)	(5,966,198)	(8,119,268)	(14,028,165)
Net loss attributable to non-controlling interests	(27,026)	0	47,417
Net income (loss) attributable to TPT Global Tech, Inc. shareholders	$ (1,713,052)	$ (5,966,198)	$ (8,071,851)	$ (14,028,165)
Loss per common share-basic and diluted	$ 0.00	$ (0.02)	$ (0.01)	$ (0.10)
Weighted-average common shares outstanding-basic and diluted	870,424,730	382,159,789	740,163,898	141,594,930
Products
REVENUES:
Total revenues	$ 2,490	$ 11,151	$ 39,391	$ 53,605
COST OF SALES:
Total costs of sales	2,500	12,900	38,455	55,470
Services
REVENUES:
Total revenues	2,709,860	3,064,822	11,054,779	10,158,772
COST OF SALES:
Total costs of sales	$ 2,159,154	$ 2,293,588	$ 7,155,038	$ 5,856,531